Transactions with Related Parties (Predecessor) (Details) - USD ($)	6 Months Ended	11 Months Ended	12 Months Ended
	Jul. 05, 2022	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Expenses [Abstract]
Commission expense			$ 1,761,000	$ 1,113,000	$ 424,000
Management fees - related party		$ 285,000	1,741,000	1,421,000
Related Party [Member]
Related Party Expenses [Abstract]
Management fees - related party		$ 285,000	$ 1,741,000	$ 1,421,000
United Maritime Predecessor [Member]
Related Party Expenses [Abstract]
Commission expense	$ 88,436					$ 293,086	$ 160,545
Management fees - related party	$ 136,225					237,250	237,900
United Maritime Predecessor [Member] | Seanergy Management Corp. [Member]
Related Party Expenses [Abstract]
Management fees - related party						237,250	237,900
United Maritime Predecessor [Member] | Seanergy Management Corp. [Member] | Related Party [Member]
Related Party Expenses [Abstract]
Commercial fee	1.25%
Commission expense	$ 29,479					$ 97,695	$ 53,515
Daily fee for provision of management services	650
Monthly fixed management fee	14,000
Management fees - related party	$ 136,225